Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Notes receivable	$ 97,907	$ 1,000,122	$ 1,158,832
Amounts receivable	15,402	61,940	34,809
Ending balance	$ 113,309	$ 1,062,062	$ 1,193,641